Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000203110 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203110 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203110 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203110 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203110 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203110 | Tyson Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203110 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203110 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203110 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000203110 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203110 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203110 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203110 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203110 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203110 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203110 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203110 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203110 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203111 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203111 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203111 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203111 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203111 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203111 | Tyson Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203111 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203111 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203111 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000203111 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203111 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203111 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203111 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203111 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203111 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203111 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203111 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203111 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203114 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203114 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203114 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203114 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203114 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203114 | Tyson Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203114 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203114 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203114 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000203114 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203114 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203114 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203114 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203114 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203114 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203114 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203114 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203114 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203116 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203116 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203116 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203116 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203116 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203116 | Tyson Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203116 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203116 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203116 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000203116 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203116 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203116 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203116 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203116 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203116 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203116 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203116 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203116 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%